Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

Note 5 – Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2016	2015
Lab services & supplies	$87,100	$72,044
Professional fees	17,760	48,265
Consultant fees	2,500	15,495
Interest	25,420	17,826
Other	-	2,083
Total accrued liabilities	$132,780	$155,713